Common Shares - Dividends (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Shares [Abstract]
Cash dividends declared	€ 1,902,873,264	€ 1,314,856,308	€ 882,615,288
Cash dividends declared per common share (in EUR per share)	€ 1.00	€ 0.68	€ 0.45